DERIVATIVES AND HEDGING (Details 2) (USD $) In Thousands, unless otherwise specified	Oct. 28, 2012	Oct. 30, 2011
Derivatives fair value
Asset Derivatives, Other current assets	$ 7,483	$ 58,874
Liability Derivatives, Accounts payable		351
Derivatives designated as hedges | Commodity contracts
Derivatives fair value
Asset Derivatives, Other current assets	7,483	58,753
Liability Derivatives, Accounts payable		351
Derivatives not designated as hedges | Commodity contracts
Derivatives fair value
Asset Derivatives, Other current assets		$ 121